Capital leases (Details 2) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 37,083,985	$ 37,083,985
Vessels [Member]
Capital Leased Assets [Line Items]
Capital Leased Assets, Gross	$ 37,083,985	$ 37,083,985